                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                         SUPPLEMENT DATED APRIL 30, 2012
                                       TO
                 PROSPECTUS DATED MAY 1, 2010 (AS SUPPLEMENTED)

This supplement revises Underlying Fund expense information in the supplement dated April 30, 2012 to the prospectus dated May 1, 2010 for Marquis Portfolios variable annuity contracts issued by MetLife Insurance Company of Connecticut ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at P.O. Box 10366, Des Moines, IA 50306-0366 or call us at 800-842-9325 to request a free copy.

UNDERLYING FUND EXPENSES TABLE

Replace the information for the Underlying Funds in the table below with the following information:

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                DISTRIBUTION              ACQUIRED                 CONTRACTUAL FEE  NET TOTAL
                    MANAGEMENT     AND/OR                 FUND FEES  TOTAL ANNUAL    WAIVER AND/OR    ANNUAL
                       FEE      SERVICE(12b-1)   OTHER       AND      OPERATING        EXPENSE       OPERATING
UNDERLYING FUND                     FEES        EXPENSES   EXPENSES     EXPENSES     REIMBURSEMENT    EXPENSES
---------------     ----------  --------------  --------  ---------  ------------  ---------------  ---------------
MET INVESTORS
  SERIES TRUST
  BlackRock Large
    Cap Core          0.59%          0.15%       0.05%      0.01%       0.80%            0.01%         0.79%
    Portfolio --
    Class E
 Dreman Small
    Cap Value         0.78%            --        0.07%      0.07%       0.92%            0.00%         0.92%
    Portfolio --
    Class A
METROPOLITAN
  SERIES FUND
  Loomis Sayles
    Small Cap         0.90%          0.25%       0.06%      0.09%       1.30%            0.08%         1.22%
    Core Portfolio
    -- Class B

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Portfolios have agreed to waive fees and/or pay expenses of the Portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Portfolio, but the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Portfolios provided the information on their expenses, and we have not independently verified the information.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

P.O. Box 10366                                          Telephone: 800-842-9325
Des Moines, IA 50306-0366

                             MARQUIS PORTFOLIOS(SM)
                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                         SUPPLEMENT DATED APRIL 30, 2012
                       TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Marquis Portfolios(SM) Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Met/Templeton Growth Portfolio -- Class B
  American Funds Global Growth Fund                MFS(R) Emerging Markets Equity
  American Funds Growth Fund                          Portfolio -- Class B
  American Funds Growth-Income Fund                MFS(R) Research International
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS        Portfolio -- Class B
  TRUST -- CLASS 2                                 Morgan Stanley Mid Cap Growth
  Templeton Foreign Securities Fund                   Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY                PIMCO Inflation Protected Bond
  TRUST -- CLASS I                                    Portfolio -- Class B
  Legg Mason ClearBridge Variable                  PIMCO Total Return Portfolio -- Class B
     Appreciation Portfolio                        Pioneer Fund Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        Pioneer Strategic Income Portfolio -- Class
     Value Portfolio                                  E
  Legg Mason ClearBridge Variable Small Cap        RCM Technology Portfolio -- Class B
     Growth Portfolio                              T. Rowe Price Large Cap Value
LEGG MASON PARTNERS VARIABLE INCOME                   Portfolio -- Class B
  TRUST -- CLASS I                                 Third Avenue Small Cap Value
  Legg Mason Western Asset Variable Global            Portfolio -- Class B
     High Yield Bond                               Van Kampen Comstock Portfolio -- Class B
  Portfolio                                      METROPOLITAN SERIES FUND
MET INVESTORS SERIES TRUST                         BlackRock Bond Income Portfolio -- Class E
  BlackRock High Yield Portfolio -- Class A        BlackRock Legacy Large Cap Growth
  BlackRock Large Cap Core Portfolio -- Class         Portfolio -- Class A
     E                                             BlackRock Money Market Portfolio -- Class E
  Clarion Global Real Estate                       Davis Venture Value Portfolio -- Class A
     Portfolio -- Class B                          FI Value Leaders Portfolio -- Class D
  Dreman Small Cap Value Portfolio -- Class A      Jennison Growth Portfolio -- Class B
  Harris Oakmark International                     Loomis Sayles Small Cap Core
     Portfolio -- Class A                             Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class      Met/Dimensional International Small Company
     A                                                Portfolio -- Class B
  Janus Forty Portfolio -- Class A                 MFS(R) Total Return Portfolio -- Class F
  Lazard Mid Cap Portfolio -- Class B              MFS(R) Value Portfolio -- Class A
  Legg Mason ClearBridge Aggressive Growth         Neuberger Berman Genesis Portfolio -- Class
     Portfolio -- Class B                             B
  Lord Abbett Mid Cap Value                        Western Asset Management U.S. Government
     Portfolio -- Class B                             Portfolio -- Class A
  Met/Eaton Vance Floating Rate
     Portfolio -- Class B
  Met/Franklin Mutual Shares
     Portfolio -- Class B


Current Variable Funding Options have been subject to a merger or a name change. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2012. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9325 or access the SEC's website (http://www.sec.gov). Please see Appendix C "Contents of the Statement of Additional Information."

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT OWNER TRANSACTION EXPENSES

TRANSFER CHARGE........................................................   $10(1)
(assessed on transfers that exceed 12 per year)
CONTRACT ADMINISTRATIVE CHARGE
Annual Contract Administrative Charge..................................   $40(2)


ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M & E") of 1.55% and an administrative expense charge of 0.15% on all Contracts. In addition, for optional features there is a 0.25% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all of the charges that may apply, depending on the death benefit and optional features you select:

                                                                     STANDARD DEATH    ENHANCED DEATH
                                                                         BENEFIT           BENEFIT
                                                                     --------------    --------------
Mortality and Expense Risk Charge................................         1.55%(3)          1.70%(3)
Administrative Expense Charge....................................         0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES
  SELECTED.......................................................         1.70%             1.85%
Optional E.S.P. Charge...........................................         0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED..         1.95%             2.10%
Optional GMWB I Charge (maximum upon reset)......................         1.00%(4)          1.00%(4)
Optional GMWB II Charge (maximum upon reset).....................         1.00%(4)          1.00%(4)
Optional GMWB III Charge.........................................         0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED..         2.70%             2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED.......................................................         2.70%             2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED.......................................................         1.95%             2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
  SELECTED.......................................................         2.95%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
  SELECTED.......................................................         2.95%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
  SELECTED.......................................................         2.20%             2.35%


---------
(1)   We do not currently assess the transfer charge.
(2) We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.
(3) We are waiving the following amounts of the Mortality and Expense Risk charge: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio, an amount equal to the

      Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Mid-Cap Growth Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio..
(4) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.49%      1.40%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R)  -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.02%            --            0.80%           --          0.80%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.01%            --            0.53%           --          0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS  -- SERVICE CLASS 2
  Mid Cap Portfolio++............     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  -- CLASS 2
  Franklin Small-Mid Cap Growth
     Securities Fund++...........     0.50%        0.25%       0.29%          0.01%           1.05%         0.00%         1.05%
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.01%           1.05%         0.00%         1.05%
JANUS ASPEN SERIES  -- SERVICE
  SHARES
  Enterprise Portfolio++.........     0.64%        0.25%       0.05%            --            0.94%           --          0.94%
  Overseas Portfolio++...........     0.60%        0.25%       0.06%            --            0.91%           --          0.91%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio++.................     0.75%          --        0.05%            --            0.80%         0.00%         0.80%
  Legg Mason ClearBridge Variable
     Appreciation Portfolio......     0.71%          --        0.05%            --            0.76%         0.00%         0.76%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio++.................     0.75%          --        0.08%            --            0.83%           --          0.83%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio++.................     0.75%          --        0.06%            --            0.81%         0.00%         0.81%
  Legg Mason ClearBridge Variable
     Large Cap Growth
     Portfolio++.................     0.75%          --        0.11%            --            0.86%         0.00%         0.86%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio...     0.65%          --        0.08%            --            0.73%         0.00%         0.73%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Legg Mason ClearBridge Variable
     Mid Cap Core Portfolio++....     0.75%          --        0.12%            --            0.87%         0.00%         0.87%
  Legg Mason ClearBridge Variable
     Small Cap Growth Portfolio..     0.75%          --        0.14%            --            0.89%         0.00%         0.89%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Western Asset
     Variable Global High Yield
     Bond Portfolio  -- Class I..     0.80%          --        0.14%            --            0.94%         0.00%         0.94%
  Legg Mason Western Asset
     Variable High Income
     Portfolio++.................     0.60%          --        0.08%            --            0.68%         0.00%         0.68%
MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio
     -- Class A..................     0.60%          --        0.05%            --            0.65%           --          0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.05%            --            0.79%         0.01%         0.78%
  Clarion Global Real Estate
     Portfolio -- Class A++......     0.61%          --        0.06%            --            0.67%           --          0.67%
  Clarion Global Real Estate
     Portfolio -- Class B........     0.61%        0.25%       0.06%            --            0.92%           --          0.92%
  Dreman Small Cap Value
     Portfolio  -- Class A.......     0.78%          --        0.07%            --            0.85%         0.00%         0.85%
  Harris Oakmark International
     Portfolio -- Class A........     0.77%          --        0.08%            --            0.85%         0.02%         0.83%
  Invesco Small Cap Growth
     Portfolio  -- Class A.......     0.85%          --        0.03%            --            0.88%         0.02%         0.86%
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.03%            --            0.66%         0.01%         0.65%
  Lazard Mid Cap
     Portfolio -- Class A++......     0.69%          --        0.06%            --            0.75%           --          0.75%
  Lazard Mid Cap
     Portfolio -- Class B........     0.69%        0.25%       0.06%            --            1.00%           --          1.00%
  Legg Mason ClearBridge
     Aggressive Growth
     Portfolio -- Class B........     0.62%        0.25%       0.03%            --            0.90%           --          0.90%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.67%        0.25%       0.06%            --            0.98%         0.02%         0.96%
  Met/Eaton Vance Floating Rate
     Portfolio -- Class B........     0.60%        0.25%       0.08%            --            0.93%           --          0.93%
  Met/Franklin Mutual Shares
     Portfolio -- Class B........     0.80%        0.25%       0.07%            --            1.12%         0.00%         1.12%
  Met/Templeton Growth Portfolio
     -- Class B..................     0.68%        0.25%       0.14%            --            1.07%         0.02%         1.05%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A++......     0.92%          --        0.17%            --            1.09%           --          1.09%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B........     0.92%        0.25%       0.17%            --            1.34%           --          1.34%
  MFS(R) Research International
     Portfolio -- Class B........     0.68%        0.25%       0.09%            --            1.02%         0.06%         0.96%
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B........     0.65%        0.25%       0.07%            --            0.97%         0.01%         0.96%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A++......     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Inflation Protected Bond
     Portfolio -- Class B........     0.47%        0.25%       0.04%            --            0.76%           --          0.76%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.01%         0.68%
  Pioneer Strategic Income
     Portfolio  -- Class E.......     0.58%        0.15%       0.06%            --            0.79%           --          0.79%
  RCM Technology
     Portfolio -- Class B........     0.88%        0.25%       0.07%            --            1.20%           --          1.20%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%
  T. Rowe Price Mid Cap Growth
     Portfolio -- Class B++......     0.75%        0.25%       0.03%            --            1.03%           --          1.03%
  Third Avenue Small Cap Value
     Portfolio -- Class A++......     0.74%          --        0.03%            --            0.77%         0.01%         0.76%
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.03%            --            1.02%         0.01%         1.01%
  Van Kampen Comstock
     Portfolio -- Class B........     0.58%        0.25%       0.03%            --            0.86%         0.01%         0.85%
METROPOLITAN SERIES FUND
  BlackRock Aggressive Growth
     Portfolio -- Class D++......     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio  -- Class E.......     0.34%        0.15%       0.03%            --            0.52%         0.01%         0.51%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.01%         0.72%
  BlackRock Money Market
     Portfolio  -- Class E.......     0.33%        0.15%       0.02%            --            0.50%         0.01%         0.49%
  Davis Venture Value Portfolio
     -- Class A..................     0.70%          --        0.03%            --            0.73%         0.05%         0.68%
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.07%            --            0.84%           --          0.84%
  Jennison Growth
     Portfolio -- Class B........     0.62%        0.25%       0.02%            --            0.89%         0.07%         0.82%
  Loomis Sayles Small Cap Core
     Portfolio -- Class B........     0.90%        0.25%       0.06%            --            1.21%         0.08%         1.13%
  Met/Dimensional International
     Small Company
     Portfolio -- Class B........     0.81%        0.25%       0.21%            --            1.27%         0.01%         1.26%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.05%            --            0.79%           --          0.79%
  MFS(R) Value Portfolio -- Class
     A...........................     0.70%          --        0.03%            --            0.73%         0.13%         0.60%
  Neuberger Berman Genesis
     Portfolio -- Class B........     0.82%        0.25%       0.04%            --            1.11%         0.01%         1.10%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B++......     0.60%        0.25%       0.04%            --            0.89%         0.01%         0.88%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B++......     0.49%        0.25%       0.06%            --            0.80%           --          0.80%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.47%          --        0.02%            --            0.49%         0.01%         0.48%
WELLS FARGO VARIABLE
  TRUST -- CLASS 2
  VT Small Cap Value Fund++......     0.75%        0.25%       0.39%          0.01%           1.40%         0.25%         1.15%


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the Underlying Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and we have not independently verified the information.

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund   Seeks long-term growth of            Capital Research and Management
                                    capital.                             Company
American Funds Growth Fund          Seeks growth of capital.             Capital Research and Management
                                                                         Company
American Funds Growth-Income Fund   Seeks long-term growth of capital    Capital Research and Management
                                    and income.                          Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Mid Cap Portfolio++                 Seeks long-term growth of            Fidelity Management & Research
                                    capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Small-Mid Cap Growth       Seeks long-term capital growth.      Franklin Advisers, Inc.
  Securities Fund++
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio++              Seeks long-term growth of            Janus Capital Management LLC
                                    capital.
Overseas Portfolio++                Seeks long-term growth of            Janus Capital Management LLC
                                    capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth Portfolio++                                          LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
  Appreciation Portfolio            capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks a high level of current        Legg Mason Partners Fund Advisor,
  Equity Income Builder             income. Long-term capital            LLC
  Portfolio++                       appreciation is a secondary          Subadviser: ClearBridge Advisors,
                                    objective.                           LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio++                       consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth Portfolio++      capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value Portfolio         capital. Current income is a         LLC
                                    secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Mid Cap Core Portfolio++          capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth Portfolio        capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Western Asset Variable   Seeks to maximize total return,      Legg Mason Partners Fund Advisor,
  Global High Yield Bond            consistent with the preservation     LLC
  Portfolio -- Class I              of capital.                          Subadvisers: Western Asset
                                                                         Management Company; Western Asset
                                                                         Management Company Limited;
                                                                         Western Asset Management Company
                                                                         Pte. Ltd.
Legg Mason Western Asset Variable   Seeks high current income as its     Legg Mason Partners Fund Advisor,
  High Income Portfolio++           primary objective and capital        LLC
                                    appreciation as its secondary        Subadvisers: Western Asset
                                    objective.                           Management Company; Western Asset
                                                                         Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock High Yield                Seeks to maximize total return,      MetLife Advisers, LLC
  Portfolio -- Class A              consistent with income generation    Subadviser: BlackRock Financial
                                    and prudent investment               Management, Inc.
                                    management.
BlackRock Large Cap Core            Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class E                                                   Subadviser: BlackRock Advisors,
                                                                         LLC
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A++            investment in real estate            Subadviser: CBRE Clarion
                                    securities, emphasizing both         Securities LLC
                                    capital appreciation and current
                                    income.
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class B              investment in real estate            Subadviser: CBRE Clarion
                                    securities, emphasizing both         Securities LLC
                                    capital appreciation and current
                                    income.
Dreman Small Cap Value              Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Dreman Value
                                                                         Management, LLC
Harris Oakmark International        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A              appreciation.                        Subadviser: Harris Associates
                                                                         L.P.
Invesco Small Cap Growth            Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: Invesco Advisers,
                                                                         Inc.
Janus Forty Portfolio -- Class A    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  A++                               capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  B                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Legg Mason ClearBridge Aggressive   Seeks capital appreciation.          MetLife Advisers, LLC
  Growth Portfolio -- Class B                                            Subadviser: ClearBridge Advisors,
                                                                         LLC
Lord Abbett Mid Cap Value           Seeks capital appreciation           MetLife Advisers, LLC
  Portfolio -- Class B              through investments, primarily in    Subadviser: Lord, Abbett & Co.
                                    equity securities, which are         LLC
                                    believed to be undervalued in the
                                    marketplace.
Met/Eaton Vance Floating Rate       Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class B              income.                              Subadviser: Eaton Vance
                                                                         Management

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Met/Franklin Mutual Shares          Seeks capital appreciation, which    MetLife Advisers, LLC
  Portfolio -- Class B              may occasionally be short-term.      Subadviser: Franklin Mutual
                                    The Portfolio's secondary            Advisers, LLC
                                    investment objective is income.
Met/Templeton Growth                Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Templeton Global
                                                                         Advisors Limited
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Morgan Stanley
                                                                         Investment Management Inc.
PIMCO Inflation Protected Bond      Seeks maximum real return,           MetLife Advisers, LLC
  Portfolio -- Class A++            consistent with preservation of      Subadviser: Pacific Investment
                                    capital and prudent investment       Management Company LLC
                                    management.
PIMCO Inflation Protected Bond      Seeks maximum real return,           MetLife Advisers, LLC
  Portfolio -- Class B              consistent with preservation of      Subadviser: Pacific Investment
                                    capital and prudent investment       Management Company LLC
                                    management.
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class A   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class E              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
RCM Technology Portfolio -- Class   Seeks capital appreciation; no       MetLife Advisers, LLC
  B                                 consideration is given to income.    Subadviser: RCM Capital
                                                                         Management LLC
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
T. Rowe Price Mid Cap Growth        Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class B++            capital.                             Subadviser: T. Rowe Price
                                                                         Associates, Inc.
Third Avenue Small Cap Value        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A++            appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC
Third Avenue Small Cap Value        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC
Van Kampen Comstock                 Seeks capital growth and income.     MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Invesco Advisers,
                                                                         Inc.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
METROPOLITAN SERIES FUND
BlackRock Aggressive Growth         Seeks maximum capital                MetLife Advisers, LLC
  Portfolio -- Class D++            appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class E              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class E              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Davis Venture Value                 Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Davis Selected
                                                                         Advisers, L.P.
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
Jennison Growth                     Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class B              capital.                             Subadviser: Jennison Associates
                                                                         LLC
Loomis Sayles Small Cap Core        Seeks long-term capital growth       MetLife Advisers, LLC
  Portfolio -- Class B              from investments in common stocks    Subadviser: Loomis, Sayles &
                                    or other equity securities.          Company, L.P.
Met/Dimensional International       Seeks long-term capital              MetLife Advisers, LLC
  Small Company                     appreciation.                        Subadviser: Dimensional Fund
  Portfolio -- Class B                                                   Advisors LP
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Massachusetts
                                                                         Financial Services Company
Neuberger Berman Genesis            Seeks high total return,             MetLife Advisers, LLC
  Portfolio -- Class B              consisting principally of capital    Subadviser: Neuberger Berman
                                    appreciation.                        Management LLC
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B++            and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
T. Rowe Price Small Cap Growth      Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: T. Rowe Price
                                                                         Associates, Inc.
Western Asset Management U.S.       Seeks to maximize total return       MetLife Advisers, LLC
  Government Portfolio -- Class A   consistent with preservation of      Subadviser: Western Asset
                                    capital and maintenance of           Management Company
                                    liquidity.
WELLS FARGO VARIABLE
  TRUST -- CLASS 2
VT Small Cap Value Fund++           Seeks long-term capital              Wells Fargo Funds Management, LLC
                                    appreciation.                        Subadviser: Wells Capital
                                                                         Management Incorporated


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Current Variable Funding Options have been subject to a merger or a name change. Please see

                                    TRANSFERS

--------------------------------------------------------------------------------

We have modified the following paragraphs in the "MARKET TIMING/EXCESSIVE TRADING" section:

The Underlying Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the market timing policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

                            ASSET ALLOCATION PROGRAM

--------------------------------------------------------------------------------

The Asset Allocation Program is not offered by this Prospectus and is not a part of your contract. The Asset Allocation Program is a separate service we make available in connection with the contract, at no additional charge to you, to help you select Variable Funding Options. You should be aware that certain aspects of the administration of this Program are provided by your selling firm and are dependent upon the ability of the selling firm to provide that administrative support. WHEN YOU PURCHASE THE CONTRACT, YOU ARE REQUIRED TO ENROLL IN THE ASSET ALLOCATION PROGRAM. At the time the Contract is issued, and at any time you change or update your asset allocation model with your registered representative, your default investment allocation for Purchase Payments and automatic rebalancing will be set in accordance with the one model you select. Although the Marquis Portfolios Contract is designed to work together with the Asset Allocation Program, at any time after the Contract is issued, you may transfer Account Value or change the investment allocation for future Purchase Payments and automatic rebalancing, without any investment allocation restrictions related to the Asset Allocation Program. However, if you wish to change your investment allocation to an allocation that is not in accordance with any of the models, or transfer to an allocation outside any of the models, you will need to contact us at our Home Office. Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class refers to a category of investments having similar characteristics, such as stocks and other equities, bonds and other fixed income investments, and cash equivalents. There are further divisions within asset classes, for example, divisions according to the size of the issuer (large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).

If you elect to participate in the Asset Allocation Program, our affiliate MetLife Advisers, LLC ("MetLife Advisers"), an investment adviser registered under the Investment Advisers Act of 1940, will serve as your investment adviser, but solely for the purpose of developing and updating the models. MetLife Advisers currently follows the recommendations of an independent third-party consultant in providing this service. From time to time, MetLife Advisers may select a different consultant, to the extent permitted under applicable law. MetLife Advisers also serves as the investment adviser to certain Underlying Funds available under the contract and receives compensation for those services. (See Fee Table -- Underlying Fund Fees and Expenses). However, MetLife Advisers receives no compensation for services it performs in developing and updating the asset allocation models discussed below.

It is your responsibility to select or change your model and your Variable Funding Options. Your registered representative can provide you with information that may assist you in selecting a model and your Variable Funding Options. Once you select a model and the Variable Funding Options, these selections will remain unchanged until you elect to revise the Variable Funding Options allocations, select a new model, or both. Although the models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that an asset allocation model will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Underlying Fund, asset class or different combination of Underlying Funds. In addition, the model is subject to all of the risks associated with its Underlying Funds. If, from time to time, MetLife Advisers changes the models, the flows of money into and out of Underlying Funds may generate higher brokerage and administrative costs for those portfolios, or such changes may disrupt an Underlying Fund's management strategy.

In the Asset Allocation Program, you will choose to allocate your purchase payments among a set of Variable Funding Options you select using one of the asset allocation models MetLife Advisers provides. An asset allocation model is a set of target percentages for asset classes or sub-classes that represent the principal investments of the available Underlying Funds. There currently are twenty asset allocation models, a disciplined and a flexible model for each of ten levels of risk tolerance and return potential (generally, asset classes and sub-classes with higher potential returns have greater risk of losses and experience greater volatility). Disciplined models are designed to be constructed only from Underlying Funds that adhere strictly to their stated investment styles and invest in specific asset classes or sub-classes, whereas flexible models can include allocations to Underlying Funds that may invest across multiple asset classes or sub-classes, or that may move between investment styles, or asset classes or sub-classes, depending on market conditions or other factors.

A disciplined or flexible asset allocation model will be suggested based on your responses to a profile questionnaire that seeks to measure your personal investment risk tolerance, investment time horizon, financial goals and other factors. In order to participate in this program, you will need to complete the questionnaire. Although you may only use one model at a time, you may elect to change to a different model as your tolerance for risk and/or your needs and objectives change. Using the questionnaire and in consultation with your registered representative, you may determine a different model better meets your risk tolerance and time horizons. There is no fee to change to a different model or for a change to the Variable Funding Options allocations.

MetLife Advisers, through its consultant as described above, periodically reviews the models (typically annually) and may find that asset allocations within a particular model may need to be changed. Similarly, the principal investments, investment style, or investment manager of an Underlying Fund may change such that it is no longer appropriate for a model, or it may become appropriate for a model. Also, from time to time, we may change the Underlying Funds available under the contract. (See The Annuity Contract -- The Variable Funding Options). As a result of the periodic review and/or any changes in available Underlying Funds, each model may change and asset classes or sub-classes may be added or deleted. We will provide notice regarding any such changes, and you, in consultation with your registered representative, may wish to revise your Variable Funding Options allocations based on these model and Underlying Fund changes. You are not required to make any changes, and if you take no action your current allocations will continue in effect.

If you also participate in the Automatic Rebalancing Program, the allocations in your models will be applied under the terms of that program. Transfers among Variable Funding Options due to a change in the models or your selection of a different model are not taken into account in determining any transfer fee. FOR PURPOSES OF THE LIMIT ON THE NUMBER OF VARIABLE FUNDING OPTIONS IN A SINGLE PURCHASE PAYMENT ALLOCATION OR TRANSFER REQUEST, EACH UNDERLYING FUND IN AN ASSET ALLOCATION MODEL IS COUNTED SEPARATELY; AN ASSET ALLOCATION MODEL IS NOT COUNTED AS A SINGLE VARIABLE FUNDING OPTION.

We and our affiliates, including MetLife Advisers, receive greater compensation and/or profits from certain Underlying Funds than we receive from other Underlying Funds. Therefore, it is conceivable that MetLife Advisers may have an incentive to develop models in such a way that larger allocations will be made to more profitable Underlying Funds. Also, MetLife Advisers, in its capacity as investment adviser to certain of the Underlying Funds, may believe that certain Underlying Funds it manages may benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers legally is obligated to disregard these incentives. In addition, MetLife Advisers believes that following the recommendations of an independent third-party to develop and update the asset allocation models may reduce or eliminate the potential for MetLife Advisers to be influenced by these competing interests. As described above, from time to time, MetLife Advisers may select a different consultant to provide these recommendations, to the extent permitted under applicable law.

For more information about MetLife Advisers and its role as investment adviser for the Asset Allocation Program, please see the disclosure document, which is available to you at no charge, containing information from Part II of its Form ADV, the SEC investment adviser registration form. Your registered representative can provide you this disclosure document, or you can request a copy by writing to MetLife Advisers, LLC, c/o MetLife Investors USA Insurance Company, P.O. Box 10426, Des Moines, Iowa 50306-0426. We may perform certain administrative functions on behalf of our affiliate, MetLife Advisers; however, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

The following information has been added to the "TERMINATION" section:

In addition, we will not terminate any Contract that includes a Guaranteed Minimum Withdrawal Benefit or a guaranteed death benefit if at the time the termination would otherwise occur the benefit base of the rider or the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2012, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $50,000 or 100% of pay for each participant in 2012.

ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above;
(2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Both you and your employer should consult your respective tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to 'stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

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                                   APPENDIX A

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                         CONDENSED FINANCIAL INFORMATION

        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES AND
          METLIFE OF CT SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES)
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

              MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 1.70%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06).....  2007      1.079          1.155                 --
                                                          2006      1.000          1.079            341,147

  AIM V.I. Premier Equity Subaccount (Series I) (5/01)..  2006      0.804          0.845                 --
                                                          2005      0.774          0.804            703,298
                                                          2004      0.745          0.774            834,942
                                                          2003      0.606          0.745            993,400
                                                          2002      0.883          0.606            958,152

AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (5/01)....................................  2008      0.864          0.824                 --
                                                          2007      0.753          0.864            429,301
                                                          2006      0.747          0.753            286,384
                                                          2005      0.706          0.747            313,355
                                                          2004      0.672          0.706            372,144
                                                          2003      0.538          0.672            623,032
                                                          2002      0.813          0.538            621,891

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount (Class
  B) (5/01).............................................  2006      1.032          1.078                 --
                                                          2005      1.004          1.032          5,548,805
                                                          2004      0.918          1.004          6,333,286
                                                          2003      0.706          0.918          6,976,443
                                                          2002      0.924          0.706          6,836,144

  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (5/01).............................................  2006      0.847          0.827                 --
                                                          2005      0.750          0.847          2,388,057
                                                          2004      0.704          0.750          2,126,105
                                                          2003      0.580          0.704          2,299,153
                                                          2002      0.854          0.580          1,961,727

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/03)................................................  2011      2.014          1.804          2,551,981
                                                          2010      1.833          2.014          3,009,188
                                                          2009      1.310          1.833          2,503,342
                                                          2008      2.163          1.310          2,919,741
                                                          2007      1.916          2.163          3,274,459
                                                          2006      1.618          1.916          3,194,192
                                                          2005      1.443          1.618          2,605,659
                                                          2004      1.293          1.443          1,623,003
                                                          2003      1.000          1.293            420,633

  American Funds Growth Subaccount (Class 2) (5/03).....  2011      1.659          1.562          4,872,991
                                                          2010      1.422          1.659          5,603,914
                                                          2009      1.038          1.422          5,732,794
                                                          2008      1.884          1.038          7,040,805
                                                          2007      1.706          1.884          7,821,191
                                                          2006      1.574          1.706          7,480,808
                                                          2005      1.378          1.574          6,856,049
                                                          2004      1.246          1.378          4,605,600
                                                          2003      1.000          1.246          2,213,288

  American Funds Growth-Income Subaccount (Class 2)
  (5/03)................................................  2011      1.426          1.377          3,656,700
                                                          2010      1.302          1.426          4,530,491
                                                          2009      1.009          1.302          5,718,035
                                                          2008      1.652          1.009          6,807,323
                                                          2007      1.599          1.652          7,482,204
                                                          2006      1.412          1.599          8,865,877
                                                          2005      1.357          1.412          9,466,858
                                                          2004      1.251          1.357          7,773,111
                                                          2003      1.000          1.251          2,876,370

Capital Appreciation Fund
  Capital Appreciation Fund (5/05)......................  2006      1.144          1.132                 --
                                                          2005      1.000          1.144            210,527

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/98)................................................  2007      2.209          2.313                 --
                                                          2006      1.695          2.209            996,320
                                                          2005      1.348          1.695          1,474,278
                                                          2004      1.097          1.348          1,989,083
                                                          2003      0.781          1.097          2,424,315
                                                          2002      0.898          0.781          2,872,640

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (8/98)..  2007      3.045          3.207                 --
                                                          2006      2.335          3.045          3,015,544
                                                          2005      2.216          2.335          3,829,855
                                                          2004      1.716          2.216          4,576,815
                                                          2003      1.302          1.716          5,267,617
                                                          2002      1.267          1.302          5,730,760

  Delaware VIP(R) Small Cap Value Subaccount (Standard
  Class) (11/98)........................................  2011      2.437          2.662                 --
                                                          2010      1.874          2.437          1,040,918
                                                          2009      1.446          1.874          1,418,788
                                                          2008      2.097          1.446          1,939,268
                                                          2007      2.285          2.097          2,512,970
                                                          2006      2.000          2.285          3,049,218
                                                          2005      1.859          2.000          4,017,466
                                                          2004      1.556          1.859          4,618,976
                                                          2003      1.115          1.556          5,219,464
                                                          2002      1.201          1.115          5,103,458

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (8/98)................................................  2008      1.284          1.229                 --
                                                          2007      1.220          1.284          4,634,053
                                                          2006      1.065          1.220          5,940,459
                                                          2005      1.038          1.065          7,374,388
                                                          2004      1.005          1.038          9,055,531
                                                          2003      0.844          1.005         10,097,850
                                                          2002      1.030          0.844         10,445,433

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98)........................................  2008      1.292          1.219                 --
                                                          2007      1.478          1.292          2,696,594
                                                          2006      1.448          1.478          4,116,297
                                                          2005      1.392          1.448          5,467,397
                                                          2004      1.272          1.392          7,263,669
                                                          2003      0.982          1.272          8,811,100
                                                          2002      1.235          0.982         10,285,974

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01)................................................  2011      2.267          1.987            673,425
                                                          2010      1.794          2.267            954,150
                                                          2009      1.305          1.794          1,171,615
                                                          2008      2.199          1.305          1,502,267
                                                          2007      1.939          2.199          1,946,291
                                                          2006      1.755          1.939          2,263,777
                                                          2005      1.512          1.755          3,264,101
                                                          2004      1.234          1.512          3,036,058
                                                          2003      0.908          1.234          2,856,489
                                                          2002      1.026          0.908          2,689,011

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (12/98)..........................  2011      1.570          1.469          1,014,983
                                                          2010      1.251          1.570          1,317,082
                                                          2009      0.886          1.251          1,847,123
                                                          2008      1.568          0.886          2,440,746
                                                          2007      1.434          1.568          3,213,867
                                                          2006      1.342          1.434          3,787,976
                                                          2005      1.302          1.342          5,100,608
                                                          2004      1.188          1.302          5,686,812
                                                          2003      0.881          1.188          6,523,542
                                                          2002      1.256          0.881          7,040,392

  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.249          1.453                 --
                                                          2005      1.149          1.249          2,071,489
                                                          2004      1.037          1.149          1,868,481
                                                          2003      0.843          1.037          1,272,238
                                                          2002      1.000          0.843            538,557

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/98)...........................  2008      3.352          1.629                 --
                                                          2007      2.647          3.352          1,956,214
                                                          2006      2.102          2.647          2,470,051
                                                          2005      1.678          2.102          3,009,811
                                                          2004      1.368          1.678          2,899,983
                                                          2003      0.910          1.368          3,399,032
                                                          2002      0.927          0.910          3,298,085

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (8/98).............................................  2011      1.343          1.180          4,101,800
                                                          2010      1.260          1.343          5,217,581
                                                          2009      0.936          1.260          6,387,315
                                                          2008      1.596          0.936          8,159,236
                                                          2007      1.406          1.596          9,995,972
                                                          2006      1.178          1.406         13,042,828
                                                          2005      1.087          1.178         14,923,975
                                                          2004      0.933          1.087         13,566,325
                                                          2003      0.718          0.933         13,482,727
                                                          2002      0.896          0.718         13,186,136

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00)................................................  2011      0.629          0.608          1,366,351
                                                          2010      0.510          0.629          1,623,911
                                                          2009      0.359          0.510          2,471,137
                                                          2008      0.650          0.359          3,214,992
                                                          2007      0.543          0.650          4,041,405
                                                          2006      0.488          0.543          5,041,104
                                                          2005      0.443          0.488          6,576,034
                                                          2004      0.374          0.443          8,846,646
                                                          2003      0.282          0.374         12,001,529
                                                          2002      0.399          0.282         14,120,386

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00)........................................  2006      0.813          0.869                 --
                                                          2005      0.737          0.813          2,112,106
                                                          2004      0.672          0.737          2,673,990
                                                          2003      0.553          0.672          3,240,189
                                                          2002      0.719          0.553          3,905,923

  Janus Aspen Overseas Subaccount (Service Shares)
  (5/00)................................................  2011      1.595          1.061          1,499,749
                                                          2010      1.297          1.595          1,657,076
                                                          2009      0.737          1.297          2,140,558
                                                          2008      1.569          0.737          3,688,887
                                                          2007      1.247          1.569          4,084,173
                                                          2006      0.865          1.247          5,671,482
                                                          2005      0.667          0.865          7,930,928
                                                          2004      0.571          0.667         10,253,075
                                                          2003      0.432          0.571         12,362,423
                                                          2002      0.592          0.432         14,371,091

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.540          1.726                 --
                                                          2005      1.506          1.540            128,239
                                                          2004      1.333          1.506             80,546
                                                          2003      1.000          1.333             46,922

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity Subaccount
  (5/04)................................................  2010      0.899          0.952                 --
                                                          2009      0.757          0.899          1,496,104
                                                          2008      1.312          0.757          1,515,176
                                                          2007      1.272          1.312          1,687,068
                                                          2006      1.123          1.272          1,729,158
                                                          2005      1.072          1.123          1,823,805
                                                          2004      1.000          1.072          1,536,091

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/00)...........................  2011      1.016          1.023          3,658,738
                                                          2010      0.826          1.016          4,487,637
                                                          2009      0.625          0.826          5,782,540
                                                          2008      1.066          0.625          8,057,687
                                                          2007      1.069          1.066         10,681,703
                                                          2006      0.999          1.069         13,348,517
                                                          2005      0.910          0.999         16,169,972
                                                          2004      0.842          0.910         18,233,228
                                                          2003      0.637          0.842         19,435,421
                                                          2002      0.961          0.637         19,167,326

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (5/01)......................................  2011      1.135          1.145          2,853,750
                                                          2010      1.025          1.135          3,513,095
                                                          2009      0.854          1.025          4,100,803
                                                          2008      1.229          0.854          4,181,092
                                                          2007      1.153          1.229          5,133,462
                                                          2006      1.021          1.153          6,055,272
                                                          2005      0.996          1.021          7,476,850
                                                          2004      0.931          0.996          7,357,211
                                                          2003      0.760          0.931          6,561,546
                                                          2002      0.938          0.760          4,826,820

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07)....................................  2009      0.835          0.817                 --
                                                          2008      1.204          0.835            275,028
                                                          2007      1.207          1.204            411,031

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Capital Subaccount
  (5/04)................................................  2011      1.051          1.110                 --
                                                          2010      0.949          1.051            293,267
                                                          2009      0.688          0.949            575,746
                                                          2008      1.209          0.688            932,473
                                                          2007      1.208          1.209          1,535,478
                                                          2006      1.081          1.208          1,878,553
                                                          2005      1.045          1.081          2,427,620
                                                          2004      1.000          1.045          1,942,030

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/02).....................................  2011      1.097          1.192                 --
                                                          2010      0.997          1.097            468,200
                                                          2009      0.831          0.997            890,388
                                                          2008      1.184          0.831          1,048,269
                                                          2007      1.131          1.184          1,365,463
                                                          2006      0.975          1.131          1,654,184
                                                          2005      0.994          0.975          1,849,115
                                                          2004      0.978          0.994          1,432,548
                                                          2003      0.806          0.978          1,008,042
                                                          2002      1.000          0.806            509,254

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)...........................  2011      1.188          1.167            294,099

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (5/01)...........................  2011      1.104          1.018          3,151,312
                                                          2010      0.963          1.104          3,987,631
                                                          2009      0.757          0.963          4,941,155
                                                          2008      1.214          0.757          7,974,693
                                                          2007      1.220          1.214         10,480,090
                                                          2006      1.062          1.220          9,519,402
                                                          2005      1.031          1.062         11,155,250
                                                          2004      0.969          1.031         12,958,728
                                                          2003      0.711          0.969         13,186,492
                                                          2002      0.919          0.711         13,982,154

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (8/98)...........................  2011      1.281          1.251          8,362,001
                                                          2010      1.186          1.281          9,991,215
                                                          2009      0.847          1.186         12,051,655
                                                          2008      1.374          0.847         15,708,334
                                                          2007      1.327          1.374         19,693,897
                                                          2006      1.291          1.327         24,955,072
                                                          2005      1.248          1.291         29,449,716
                                                          2004      1.265          1.248         35,150,096
                                                          2003      0.872          1.265         37,517,268
                                                          2002      1.179          0.872         40,417,476

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (10/98).....................................  2011      1.346          1.388          2,966,807
                                                          2010      1.250          1.346          4,439,658
                                                          2009      1.021          1.250          5,142,110
                                                          2008      1.614          1.021          6,234,266
                                                          2007      1.580          1.614          8,018,998
                                                          2006      1.359          1.580          9,704,126
                                                          2005      1.298          1.359         11,928,897
                                                          2004      1.196          1.298         14,103,998
                                                          2003      0.919          1.196         15,455,887
                                                          2002      1.215          0.919         16,997,385

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (5/01)......................................  2011      1.337          1.263          1,346,264
                                                          2010      1.110          1.337          1,587,333
                                                          2009      0.830          1.110          2,156,363
                                                          2008      1.305          0.830          2,763,269
                                                          2007      1.239          1.305          3,282,267
                                                          2006      1.098          1.239          4,075,491
                                                          2005      1.031          1.098          5,301,952
                                                          2004      0.949          1.031          6,009,146
                                                          2003      0.744          0.949          5,944,467
                                                          2002      0.936          0.744          5,147,925

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/05)..........................  2011      1.251          1.247            418,544
                                                          2010      1.016          1.251            652,907
                                                          2009      0.724          1.016            836,548
                                                          2008      1.242          0.724            940,808
                                                          2007      1.148          1.242          1,332,241
                                                          2006      1.036          1.148            496,608
                                                          2005      1.000          1.036             16,047

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap Growth
  and Value (5/04)......................................  2007      1.168          1.188                 --
                                                          2006      1.058          1.168            397,881
                                                          2005      1.039          1.058            464,311
                                                          2004      1.000          1.039            216,218

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (5/04).....................................  2011      0.981          0.969                 --
                                                          2010      0.914          0.981            481,488
                                                          2009      0.792          0.914            581,191
                                                          2008      1.022          0.792            658,630
                                                          2007      1.025          1.022            747,537
                                                          2006      1.002          1.025            850,000
                                                          2005      0.995          1.002          1,064,522
                                                          2004      1.000          0.995            980,588

  LMPVIT Western Asset Variable Global High Yield Bond
  Subaccount (Class I) (11/05)..........................  2011      1.271          1.271            581,032
                                                          2010      1.125          1.271            632,481
                                                          2009      0.736          1.125            403,016
                                                          2008      1.082          0.736            286,284
                                                          2007      1.101          1.082            366,416
                                                          2006      1.012          1.101            183,706
                                                          2005      1.000          1.012             38,953

  LMPVIT Western Asset Variable High Income Subaccount
  (8/98)................................................  2011      1.429          1.439          3,114,153
                                                          2010      1.246          1.429          3,784,521
                                                          2009      0.793          1.246          4,607,002
                                                          2008      1.152          0.793          5,697,830
                                                          2007      1.168          1.152          7,637,804
                                                          2006      1.070          1.168          9,837,581
                                                          2005      1.061          1.070         12,112,101
                                                          2004      0.977          1.061         17,698,151
                                                          2003      0.779          0.977         19,893,665
                                                          2002      0.819          0.779         17,985,852

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Money Market Subaccount
  (9/98)................................................  2010      1.156          1.149                 --
                                                          2009      1.173          1.156         15,331,826
                                                          2008      1.163          1.173         17,307,394
                                                          2007      1.127          1.163         17,325,733
                                                          2006      1.096          1.127         20,992,252
                                                          2005      1.084          1.096         21,071,995
                                                          2004      1.093          1.084         16,179,819
                                                          2003      1.105          1.093         18,521,222
                                                          2002      1.109          1.105         35,106,754

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)......................................  2007      1.252          1.336                 --
                                                          2006      1.128          1.252          1,052,179
                                                          2005      1.094          1.128          1,340,132
                                                          2004      0.962          1.094          1,503,182
                                                          2003      0.689          0.962          1,525,177
                                                          2002      0.943          0.689          1,456,055

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/01)............  2007      1.200          1.259                 --
                                                          2006      1.034          1.200          3,269,060
                                                          2005      1.010          1.034          4,756,117
                                                          2004      0.949          1.010          6,375,149
                                                          2003      0.694          0.949          7,425,284
                                                          2002      0.942          0.694          6,870,657

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.610          1.673                 --
                                                          2006      1.396          1.610          2,594,200
                                                          2005      1.376          1.396          3,406,744
                                                          2004      1.242          1.376          2,685,785
                                                          2003      1.000          1.242            847,471

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.800          1.983                 --
                                                          2006      1.631          1.800          2,021,159
                                                          2005      1.533          1.631          2,752,653
                                                          2004      1.257          1.533          2,387,741
                                                          2003      1.000          1.257            907,718

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      2.020          1.946                 --
                                                          2007      1.937          2.020          1,318,274
                                                          2006      2.036          1.937          1,797,200

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)................................................  2011      1.725          1.738          2,041,109
                                                          2010      1.511          1.725          2,400,499
                                                          2009      1.044          1.511          2,034,451
                                                          2008      1.401          1.044          2,566,573
                                                          2007      1.388          1.401          3,241,496
                                                          2006      1.318          1.388          3,522,644

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.102          1.156                 --
                                                          2006      1.042          1.102          3,063,106

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      0.922          0.909          1,383,678
                                                          2010      0.833          0.922          1,776,419
                                                          2009      0.711          0.833          2,222,122
                                                          2008      1.154          0.711          2,313,043
                                                          2007      1.146          1.154          2,745,010

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/07)................................................  2011      2.263          2.108            778,736
                                                          2010      1.980          2.263          1,084,465
                                                          2009      1.490          1.980          1,436,862
                                                          2008      2.594          1.490          1,964,300
                                                          2007      3.160          2.594          2,431,993

  MIST Clarion Global Real Estate Subaccount (Class B)
  (11/05)...............................................  2011      1.053          0.978          1,582,771
                                                          2010      0.923          1.053          1,749,011
                                                          2009      0.697          0.923            869,437
                                                          2008      1.215          0.697            757,000
                                                          2007      1.454          1.215            807,622
                                                          2006      1.075          1.454            399,623
                                                          2005      1.000          1.075             52,298

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2011      1.443          1.275            466,529
                                                          2010      1.228          1.443            517,316
                                                          2009      0.967          1.228            536,916
                                                          2008      1.316          0.967            526,843
                                                          2007      1.352          1.316            502,936
                                                          2006      1.269          1.352            324,704

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2011      1.165          0.985          5,081,991
                                                          2010      1.016          1.165          6,200,599
                                                          2009      0.664          1.016          7,562,686
                                                          2008      1.140          0.664          9,679,455
                                                          2007      1.170          1.140         11,291,457
                                                          2006      1.062          1.170         14,039,467

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2011      1.413          1.377            152,800
                                                          2010      1.136          1.413            199,048
                                                          2009      0.861          1.136            504,473
                                                          2008      1.426          0.861            471,977
                                                          2007      1.302          1.426            268,551
                                                          2006      1.313          1.302            234,969

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2011      1.291          1.176          1,386,393
                                                          2010      1.197          1.291          1,913,825
                                                          2009      0.850          1.197          1,944,304
                                                          2008      1.487          0.850          2,277,901
                                                          2007      1.160          1.487          1,700,378
                                                          2006      1.132          1.160            442,125

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.144          1.066            729,776
                                                          2010      0.947          1.144            915,039
                                                          2009      0.704          0.947          1,033,799
                                                          2008      1.161          0.704          1,078,407
                                                          2007      1.312          1.161            936,330

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (5/11)...........................  2011      0.687          0.622            731,424

  MIST Legg Mason Value Equity Subaccount (Class B)
  (11/05)...............................................  2011      0.647          0.687                 --
                                                          2010      0.613          0.647          1,069,534
                                                          2009      0.452          0.613          1,174,288
                                                          2008      1.013          0.452          1,482,019
                                                          2007      1.095          1.013          2,028,785
                                                          2006      1.045          1.095          1,702,665
                                                          2005      1.000          1.045            644,457

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (11/05)...............................................  2011      1.044          0.988          1,304,388
                                                          2010      0.846          1.044          1,831,209
                                                          2009      0.680          0.846          2,439,421
                                                          2008      1.129          0.680          3,113,473
                                                          2007      1.142          1.129          3,418,338
                                                          2006      1.035          1.142            665,547
                                                          2005      1.000          1.035            144,287

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.692          0.657                 --
                                                          2008      1.227          0.692          5,603,797
                                                          2007      1.115          1.227          6,390,255
                                                          2006      1.129          1.115          7,738,573

  MIST Met/Eaton Vance Floating Rate Subaccount (Class
  B) (5/10).............................................  2011      1.020          1.023            486,191
                                                          2010      1.000          1.020            324,440

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Met/Franklin Mutual Shares Subaccount (Class B)
  (4/08)................................................  2011      0.883          0.863             91,025
                                                          2010      0.809          0.883            129,286
                                                          2009      0.659          0.809             36,422
                                                          2008      1.000          0.659                 --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10)................................................  2011      0.998          0.914            131,465
                                                          2010      0.955          0.998            137,309

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  A) (4/07).............................................  2011      2.575          2.065            288,441
                                                          2010      2.112          2.575            326,497
                                                          2009      1.270          2.112            421,295
                                                          2008      2.895          1.270            565,397
                                                          2007      2.299          2.895            654,225

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (11/08)............................................  2011      3.226          2.578          1,128,834
                                                          2010      2.653          3.226          1,310,841
                                                          2009      1.597          2.653          1,510,029
                                                          2008      1.455          1.597                 --

  MIST MFS(R) Research International Subaccount (Class
  B) (11/05)............................................  2011      1.180          1.036          2,064,736
                                                          2010      1.077          1.180          2,730,855
                                                          2009      0.833          1.077          3,082,223
                                                          2008      1.470          0.833          3,467,562
                                                          2007      1.320          1.470          3,980,106
                                                          2006      1.061          1.320          1,706,937
                                                          2005      1.000          1.061            165,456

  MIST Morgan Stanley Mid Cap Growth Subaccount (Class
  B) (11/05) *..........................................  2011      1.405          1.285            444,835
                                                          2010      1.082          1.405            626,464
                                                          2009      0.700          1.082            899,751
                                                          2008      1.336          0.700          1,094,854
                                                          2007      1.101          1.336          1,134,291
                                                          2006      1.033          1.101          1,035,809
                                                          2005      1.000          1.033            100,044

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07).............................................  2011      1.210          1.326            149,296
                                                          2010      1.139          1.210            188,431
                                                          2009      0.979          1.139            330,893
                                                          2008      1.067          0.979            371,172
                                                          2007      1.008          1.067            611,240

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  B) (11/05)............................................  2011      1.210          1.322          2,103,422
                                                          2010      1.142          1.210          2,247,807
                                                          2009      0.984          1.142          2,696,698
                                                          2008      1.075          0.984          1,775,466
                                                          2007      0.987          1.075          1,481,157
                                                          2006      1.000          0.987          1,209,456
                                                          2005      1.000          1.000            234,348

  MIST PIMCO Total Return Subaccount (Class B) (11/05)..  2011      1.340          1.359         13,938,295
                                                          2010      1.260          1.340         16,058,120
                                                          2009      1.085          1.260         18,743,483
                                                          2008      1.100          1.085          4,580,219
                                                          2007      1.040          1.100          5,024,520
                                                          2006      1.012          1.040          4,139,437
                                                          2005      1.000          1.012            413,960

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2011      1.495          1.403            334,533
                                                          2010      1.308          1.495            398,542
                                                          2009      1.074          1.308            518,910
                                                          2008      1.627          1.074            473,999
                                                          2007      1.576          1.627            496,113
                                                          2006      1.467          1.576            645,577

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.202          1.326                 --
                                                          2006      1.143          1.202            705,878

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09)................................................  2011      2.378          2.419            313,127
                                                          2010      2.159          2.378            275,964
                                                          2009      1.767          2.159             56,350

  MIST RCM Technology Subaccount (Class B) (5/11).......  2011      0.737          0.595             34,286

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (11/05)............................................  2011      1.015          0.958          3,616,285
                                                          2010      0.882          1.015          4,252,098
                                                          2009      0.758          0.882          5,554,589
                                                          2008      1.210          0.758          7,113,110
                                                          2007      1.187          1.210          8,334,390
                                                          2006      1.025          1.187          7,339,585
                                                          2005      1.000          1.025            106,513

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class B)
  (5/09)................................................  2011      1.018          0.984            411,599
                                                          2010      0.811          1.018            402,014
                                                          2009      0.649          0.811            246,276

  MIST Third Avenue Small Cap Value Subaccount (Class A)
  (5/11)................................................  2011      2.639          2.220            808,817

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (11/06)...............................................  2011      1.699          1.521            629,578
                                                          2010      1.442          1.699            759,755
                                                          2009      1.160          1.442            894,274
                                                          2008      1.681          1.160            975,078
                                                          2007      1.763          1.681          1,079,078
                                                          2006      1.726          1.763            169,844

  MIST Van Kampen Comstock Subaccount (Class B)
  (11/05)...............................................  2011      0.978          0.947            111,621
                                                          2010      0.866          0.978            165,140
                                                          2009      0.696          0.866            150,598
                                                          2008      1.105          0.696            258,345
                                                          2007      1.152          1.105            568,892
                                                          2006      1.010          1.152            611,040
                                                          2005      1.000          1.010              7,951

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      0.612          0.583          4,624,535
                                                          2010      0.540          0.612          5,893,447
                                                          2009      0.368          0.540          7,489,905
                                                          2008      0.690          0.368          9,466,373
                                                          2007      0.583          0.690         10,621,804
                                                          2006      0.598          0.583         13,487,612

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)................................................  2011      1.380          1.444         12,650,825
                                                          2010      1.297          1.380         15,417,957
                                                          2009      1.207          1.297         18,497,994
                                                          2008      1.274          1.207         22,226,300
                                                          2007      1.221          1.274         31,501,308
                                                          2006      1.177          1.221         35,130,239

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      0.934          0.836          8,427,355
                                                          2010      0.793          0.934          9,898,076
                                                          2009      0.630          0.793         12,137,963

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10)................................................  2011      1.136          1.117          8,371,071
                                                          2010      1.149          1.136          9,629,658

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/07)................................................  2009      0.636          0.628                 --
                                                          2008      1.082          0.636            240,763
                                                          2007      1.144          1.082            267,527

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2011      1.079          1.018          2,122,211
                                                          2010      0.980          1.079          2,434,329
                                                          2009      0.755          0.980          2,979,806
                                                          2008      1.224          0.755          3,865,989

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.588          0.613                 --
                                                          2008      1.084          0.588          7,705,045
                                                          2007      1.061          1.084          8,945,442
                                                          2006      1.047          1.061         11,442,717

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2011      1.223          1.127            450,538
                                                          2010      1.087          1.223            547,849
                                                          2009      0.908          1.087            678,811
                                                          2008      1.514          0.908            861,385
                                                          2007      1.480          1.514          1,115,071
                                                          2006      1.444          1.480          1,158,911

  MSF Jennison Growth Subaccount (Class B) (4/08).......  2011      0.821          0.809            370,784
                                                          2010      0.750          0.821            415,284
                                                          2009      0.546          0.750            510,283
                                                          2008      0.826          0.546            563,077

  MSF Loomis Sayles Small Cap Core Subaccount (Class B)
  (5/09)................................................  2011      3.399          3.353             84,153
                                                          2010      2.718          3.399             55,767
                                                          2009      2.210          2.718             32,572

  MSF Met/Dimensional International Small Company
  Subaccount (Class B) (5/09)...........................  2011      1.713          1.411             18,679
                                                          2010      1.422          1.713              8,981
                                                          2009      1.070          1.422             20,938

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      1.095          1.100            766,416
                                                          2010      1.013          1.095            845,065
                                                          2009      0.871          1.013            863,797
                                                          2008      1.140          0.871            881,269
                                                          2007      1.113          1.140          1,135,504
                                                          2006      1.042          1.113            310,292

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2011      1.507          1.494          2,510,081
                                                          2010      1.376          1.507          3,006,436
                                                          2009      1.158          1.376          3,304,070
                                                          2008      1.746          1.158          4,307,527
                                                          2007      1.650          1.746          5,158,767
                                                          2006      1.494          1.650          5,746,418

  MSF Neuberger Berman Genesis Subaccount (Class B)
  (5/11)................................................  2011      1.770          1.642              1,700

  MSF Neuberger Berman Mid Cap Value Subaccount (Class
  B) (5/10).............................................  2011      2.411          2.212             26,036
                                                          2010      2.252          2.411             13,873

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.055          1.023            927,847
                                                          2010      0.919          1.055          1,121,632
                                                          2009      0.653          0.919          1,596,253
                                                          2008      1.146          0.653          1,924,651
                                                          2007      1.068          1.146          2,509,984
                                                          2006      0.998          1.068          3,200,252

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2011      1.448          1.444          1,083,273
                                                          2010      1.094          1.448          1,392,200
                                                          2009      0.802          1.094          1,852,592
                                                          2008      1.222          0.802          2,298,159

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *.........................  2011      1.498          1.557          3,671,163
                                                          2010      1.438          1.498          4,441,644
                                                          2009      1.400          1.438          5,103,492
                                                          2008      1.427          1.400          6,305,883
                                                          2007      1.389          1.427          7,628,796
                                                          2006      1.343          1.389          8,937,059

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/05).........................................  2007      0.984          1.004                 --
                                                          2006      0.994          0.984            837,741
                                                          2005      1.000          0.994            911,335

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).........................................  2009      1.359          1.404                 --
                                                          2008      1.319          1.359         12,690,590
                                                          2007      1.234          1.319         18,031,016
                                                          2006      1.208          1.234         21,676,102
                                                          2005      1.200          1.208         25,683,725
                                                          2004      1.164          1.200         27,097,962
                                                          2003      1.127          1.164         22,705,198
                                                          2002      1.051          1.127         20,205,062

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01)................................................  2008      0.954          0.885                 --
                                                          2007      0.880          0.954             30,695
                                                          2006      0.806          0.880             39,638
                                                          2005      0.764          0.806             43,125
                                                          2004      0.723          0.764            110,000
                                                          2003      0.557          0.723            152,940
                                                          2002      0.804          0.557            113,257

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class IB)
  (5/01)................................................  2007      1.385          1.499                 --
                                                          2006      1.103          1.385          1,460,384
                                                          2005      1.000          1.103          2,169,272
                                                          2004      0.875          1.000          2,607,300
                                                          2003      0.693          0.875          3,005,106
                                                          2002      0.856          0.693          3,253,318

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)................................................  2007      1.934          2.065                 --
                                                          2006      1.677          1.934            615,985
                                                          2005      1.594          1.677            772,432
                                                          2004      1.284          1.594            990,644
                                                          2003      0.873          1.284          1,238,495
                                                          2002      1.086          0.873          1,259,185

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (8/98)..  2006      1.061          1.129                 --
                                                          2005      0.992          1.061          9,403,294
                                                          2004      0.948          0.992         12,035,238
                                                          2003      0.746          0.948         15,147,831
                                                          2002      0.996          0.746         17,562,949

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98)................................................  2006      1.864          2.036                 --
                                                          2005      1.687          1.864          2,196,856
                                                          2004      1.473          1.687          3,094,997
                                                          2003      1.120          1.473          4,075,899
                                                          2002      1.330          1.120          4,606,910

  Travelers Equity Income Subaccount (5/03).............  2006      1.374          1.444                 --
                                                          2005      1.338          1.374          1,387,086
                                                          2004      1.239          1.338          1,162,407
                                                          2003      1.000          1.239            544,071

  Travelers Federated High Yield Subaccount (5/02)......  2006      1.286          1.318                 --
                                                          2005      1.275          1.286          4,412,112
                                                          2004      1.175          1.275          6,019,227
                                                          2003      0.976          1.175          6,093,624
                                                          2002      1.000          0.976          2,306,834

  Travelers Large Cap Subaccount (8/98).................  2006      1.017          1.047                 --
                                                          2005      0.951          1.017         14,768,404
                                                          2004      0.908          0.951         18,404,078
                                                          2003      0.741          0.908         21,855,385
                                                          2002      0.976          0.741         23,974,881

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Managed Income Subaccount (7/98)............  2006      1.189          1.177                 --
                                                          2005      1.193          1.189         39,826,658
                                                          2004      1.179          1.193         44,305,603
                                                          2003      1.106          1.179         48,933,749
                                                          2002      1.101          1.106         49,417,478

  Travelers Mercury Large Cap Core Subaccount (11/98)...  2006      0.981          1.042                 --
                                                          2005      0.891          0.981          3,450,385
                                                          2004      0.782          0.891          4,199,091
                                                          2003      0.656          0.782          5,156,891
                                                          2002      0.892          0.656          6,169,454

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00).....  2006      0.565          0.598                 --
                                                          2005      0.558          0.565         16,754,768
                                                          2004      0.497          0.558         18,283,258
                                                          2003      0.369          0.497         20,346,972
                                                          2002      0.734          0.369         20,455,107

  Travelers MFS(R) Total Return Subaccount (11/05)......  2006      1.010          1.042                 --
                                                          2005      1.000          1.010             11,073

  Travelers MFS(R) Value Subaccount (11/98).............  2006      1.383          1.494                 --
                                                          2005      1.321          1.383          7,079,730
                                                          2004      1.159          1.321          8,098,405
                                                          2003      0.946          1.159         10,966,193
                                                          2002      1.108          0.946         11,169,714

  Travelers Mondrian International Stock Subaccount
  (7/98)................................................  2006      0.925          1.062                 --
                                                          2005      0.859          0.925         18,819,425
                                                          2004      0.755          0.859         22,010,184
                                                          2003      0.597          0.755         25,012,096
                                                          2002      0.698          0.597         25,944,858

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.383          1.467                 --
                                                          2005      1.327          1.383            803,103
                                                          2004      1.214          1.327            611,524
                                                          2003      1.000          1.214            290,232

  Travelers Pioneer Mid Cap Value Subaccount (5/05).....  2006      1.086          1.143                 --
                                                          2005      1.000          1.086            285,592

  Travelers Strategic Equity Subaccount (5/01)..........  2006      0.756          0.788                 --
                                                          2005      0.753          0.756            971,722
                                                          2004      0.695          0.753          1,195,538
                                                          2003      0.533          0.695          1,267,952
                                                          2002      0.817          0.533          1,270,765

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.141          1.313                 --
                                                          2005      1.000          1.141            110,733

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.106          1.269                 --
                                                          2005      1.000          1.106             27,008

  Travelers U.S. Government Securities Subaccount
  (8/98)................................................  2006      1.394          1.343                 --
                                                          2005      1.359          1.394          9,530,850
                                                          2004      1.302          1.359         10,849,259
                                                          2003      1.289          1.302         13,285,824
                                                          2002      1.154          1.289         19,265,431

Wells Fargo Variable Trust
  Wells Fargo VT Small Cap Value Subaccount (11/98).....  2011      1.594          1.454            490,909
                                                          2010      1.383          1.594            642,858
                                                          2009      0.878          1.383            780,687
                                                          2008      1.611          0.878            949,341
                                                          2007      1.650          1.611          1,195,984
                                                          2006      1.450          1.650          1,397,992
                                                          2005      1.266          1.450          1,740,992
                                                          2004      1.103          1.266          2,292,301
                                                          2003      0.811          1.103          2,747,918
                                                          2002      1.073          0.811          3,035,336




              MARQUIS PORTFOLIOS -- SEPARATE ACCOUNT CHARGES 2.60%


                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06).....  2007      1.073          1.145                --
                                                          2006      1.000          1.073                --

  AIM V.I. Premier Equity Subaccount (Series I) (5/01)..  2006      1.177          1.232                --
                                                          2005      1.144          1.177                --
                                                          2004      1.110          1.144                --
                                                          2003      1.000          1.110                --

AIM Variable Insurance Funds (Invesco Variable Insurance
  Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (5/01)....................................  2008      1.379          1.311                --
                                                          2007      1.214          1.379            15,681
                                                          2006      1.214          1.214            16,304
                                                          2005      1.157          1.214            16,976
                                                          2004      1.112          1.157                --
                                                          2003      1.000          1.112                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount (Class
  B) (5/01).............................................  2006      1.234          1.286                --
                                                          2005      1.211          1.234           107,087
                                                          2004      1.118          1.211                --
                                                          2003      1.000          1.118                --

  AllianceBernstein Large-Cap Growth Subaccount (Class
  B) (5/01).............................................  2006      1.288          1.247                --
                                                          2005      1.151          1.288           169,682
                                                          2004      1.091          1.151                --
                                                          2003      1.000          1.091                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/03)................................................  2011      1.733          1.539           144,630
                                                          2010      1.592          1.733           149,645
                                                          2009      1.148          1.592           211,788
                                                          2008      1.912          1.148           271,804
                                                          2007      1.709          1.912           296,642
                                                          2006      1.457          1.709           400,481
                                                          2005      1.310          1.457           430,513
                                                          2004      1.185          1.310                --
                                                          2003      1.000          1.185                --

  American Funds Growth Subaccount (Class 2) (5/03).....  2011      1.434          1.338           397,758
                                                          2010      1.240          1.434           448,122
                                                          2009      0.913          1.240           643,013
                                                          2008      1.673          0.913           751,481
                                                          2007      1.528          1.673           732,520
                                                          2006      1.423          1.528           936,485
                                                          2005      1.257          1.423         1,039,464
                                                          2004      1.147          1.257                --
                                                          2003      1.000          1.147                --

  American Funds Growth-Income Subaccount (Class 2)
  (5/03)................................................  2011      1.226          1.172           384,115
                                                          2010      1.129          1.226           426,559
                                                          2009      0.883          1.129           495,028
                                                          2008      1.458          0.883           575,145
                                                          2007      1.425          1.458           654,566
                                                          2006      1.269          1.425           657,378
                                                          2005      1.231          1.269           774,691
                                                          2004      1.144          1.231                --
                                                          2003      1.000          1.144                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/05)......................  2006      1.138          1.122                --
                                                          2005      1.000          1.138            10,681

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (7/98)................................................  2007      2.392          2.498                --
                                                          2006      1.853          2.392                --
                                                          2005      1.486          1.853                --
                                                          2004      1.221          1.486                --
                                                          2003      1.000          1.221                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class) (8/98)..  2007      1.971          2.070                --
                                                          2006      1.525          1.971           126,252
                                                          2005      1.460          1.525           188,579
                                                          2004      1.141          1.460                --
                                                          2003      1.000          1.141                --

  Delaware VIP(R) Small Cap Value Subaccount (Standard
  Class) (11/98)........................................  2011      1.743          1.898                --
                                                          2010      1.352          1.743            44,880
                                                          2009      1.053          1.352            61,388
                                                          2008      1.541          1.053            94,746
                                                          2007      1.694          1.541           123,207
                                                          2006      1.496          1.694           132,891
                                                          2005      1.403          1.496           154,830
                                                          2004      1.186          1.403                --
                                                          2003      1.000          1.186                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial Shares)
  (8/98)................................................  2008      1.368          1.305                --
                                                          2007      1.311          1.368            11,903
                                                          2006      1.155          1.311            11,990
                                                          2005      1.136          1.155            15,362
                                                          2004      1.110          1.136                --
                                                          2003      1.000          1.110                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (9/98)........................................  2008      1.123          1.057                --
                                                          2007      1.296          1.123             5,533
                                                          2006      1.282          1.296             5,535
                                                          2005      1.243          1.282            15,549
                                                          2004      1.146          1.243                --
                                                          2003      1.000          1.146                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01)................................................  2011      2.063          1.792            27,809
                                                          2010      1.646          2.063            39,190
                                                          2009      1.209          1.646            47,147
                                                          2008      2.055          1.209            79,672
                                                          2007      1.829          2.055            73,839
                                                          2006      1.670          1.829           103,330
                                                          2005      1.452          1.670           150,458
                                                          2004      1.195          1.452                --
                                                          2003      1.000          1.195                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (12/98)..........................  2011      1.476          1.369             9,421
                                                          2010      1.187          1.476             9,820
                                                          2009      0.849          1.187            10,469
                                                          2008      1.515          0.849            10,276
                                                          2007      1.398          1.515            11,410
                                                          2006      1.320          1.398            14,277
                                                          2005      1.293          1.320            14,524
                                                          2004      1.190          1.293                --
                                                          2003      1.000          1.190                --

  FTVIPT Mutual Shares Securities Subaccount (Class 2)
  (5/02)................................................  2006      1.318          1.521                --
                                                          2005      1.224          1.318           207,919
                                                          2004      1.115          1.224                --
                                                          2003      1.000          1.115                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (7/98)...........................  2008      2.978          1.436                --
                                                          2007      2.373          2.978            92,776
                                                          2006      1.901          2.373           128,635
                                                          2005      1.531          1.901           229,688
                                                          2004      1.260          1.531                --
                                                          2003      1.000          1.260                --

  FTVIPT Templeton Foreign Securities Subaccount (Class
  2) (8/98).............................................  2011      1.586          1.381           253,680
                                                          2010      1.501          1.586           310,631
                                                          2009      1.124          1.501           366,987
                                                          2008      1.936          1.124           408,802
                                                          2007      1.721          1.936           422,251
                                                          2006      1.454          1.721           503,938
                                                          2005      1.355          1.454           561,489
                                                          2004      1.173          1.355                --
                                                          2003      1.000          1.173                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00)................................................  2011      1.800          1.725            10,164
                                                          2010      1.472          1.800            10,389
                                                          2009      1.046          1.472            11,209
                                                          2008      1.912          1.046            11,194
                                                          2007      1.612          1.912            13,932
                                                          2006      1.460          1.612            19,873
                                                          2005      1.337          1.460            24,047
                                                          2004      1.139          1.337                --
                                                          2003      1.000          1.139                --

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00)........................................  2006      1.332          1.420                --
                                                          2005      1.219          1.332            22,643
                                                          2004      1.120          1.219                --
                                                          2003      1.000          1.120                --

  Janus Aspen Overseas Subaccount (Service Shares)
  (5/00)................................................  2011      3.193          2.105                --
                                                          2010      2.621          3.193                --
                                                          2009      1.502          2.621                --
                                                          2008      3.228          1.502                --
                                                          2007      2.588          3.228                --
                                                          2006      1.811          2.588                --
                                                          2005      1.409          1.811                --
                                                          2004      1.218          1.409                --
                                                          2003      1.000          1.218                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03).........  2006      1.328          1.477                --
                                                          2005      1.310          1.328            65,861
                                                          2004      1.171          1.310                --
                                                          2003      1.000          1.171                --

Legg Mason Partners Variable Equity Trust
  LMPVET Batterymarch Variable Global Equity Subaccount
  (5/04)................................................  2010      0.854          0.902                --
                                                          2009      0.726          0.854           130,535
                                                          2008      1.269          0.726           133,179
                                                          2007      1.242          1.269           117,734
                                                          2006      1.106          1.242           147,049
                                                          2005      1.066          1.106           149,132
                                                          2004      1.000          1.066                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/00)...........................  2011      1.284          1.282           141,476
                                                          2010      1.054          1.284           164,152
                                                          2009      0.804          1.054           239,366
                                                          2008      1.385          0.804           247,487
                                                          2007      1.400          1.385           239,301
                                                          2006      1.321          1.400           356,896
                                                          2005      1.214          1.321           441,285
                                                          2004      1.134          1.214                --
                                                          2003      1.000          1.134                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (5/01)......................................  2011      1.279          1.278            86,827
                                                          2010      1.165          1.279            97,660
                                                          2009      0.979          1.165           156,394
                                                          2008      1.422          0.979           171,729
                                                          2007      1.346          1.422           189,489
                                                          2006      1.203          1.346           218,543
                                                          2005      1.184          1.203           305,485
                                                          2004      1.117          1.184                --
                                                          2003      1.000          1.117                --

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class II) (11/07)....................................  2009      0.801          0.781                --
                                                          2008      1.165          0.801             5,093
                                                          2007      1.169          1.165            33,097

  LMPVET ClearBridge Variable Capital Subaccount
  (5/04)................................................  2011      0.989          1.042                --
                                                          2010      0.901          0.989           121,110
                                                          2009      0.660          0.901           143,580
                                                          2008      1.170          0.660           165,438
                                                          2007      1.179          1.170           139,314
                                                          2006      1.065          1.179           345,298
                                                          2005      1.039          1.065           348,539
                                                          2004      1.000          1.039                --

  LMPVET ClearBridge Variable Dividend Strategy
  Subaccount (5/02).....................................  2011      1.158          1.254                --
                                                          2010      1.062          1.158             3,612
                                                          2009      0.893          1.062            11,972
                                                          2008      1.283          0.893            66,443
                                                          2007      1.237          1.283            84,171
                                                          2006      1.077          1.237            92,298
                                                          2005      1.107          1.077            99,779
                                                          2004      1.099          1.107                --
                                                          2003      1.000          1.099                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (5/11)...........................  2011      1.250          1.221               950

  LMPVET ClearBridge Variable Fundamental All Cap Value
  Subaccount (Class I) (5/01)...........................  2011      1.247          1.140            47,245
                                                          2010      1.098          1.247            53,831
                                                          2009      0.871          1.098            78,230
                                                          2008      1.410          0.871            79,401
                                                          2007      1.429          1.410            79,666
                                                          2006      1.256          1.429            85,766
                                                          2005      1.230          1.256            74,791
                                                          2004      1.166          1.230                --
                                                          2003      1.000          1.166                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (8/98)...........................  2011      1.109          1.073            92,270
                                                          2010      1.036          1.109           137,725
                                                          2009      0.747          1.036           150,470
                                                          2008      1.222          0.747           148,765
                                                          2007      1.192          1.222           160,209
                                                          2006      1.169          1.192           239,823
                                                          2005      1.140          1.169           215,968
                                                          2004      1.166          1.140                --
                                                          2003      1.000          1.166                --

  LMPVET ClearBridge Variable Large Cap Value Subaccount
  (Class I) (10/98).....................................  2011      1.209          1.237            23,936
                                                          2010      1.134          1.209            24,388
                                                          2009      0.935          1.134            24,143
                                                          2008      1.490          0.935            29,575
                                                          2007      1.472          1.490            38,134
                                                          2006      1.278          1.472            50,911
                                                          2005      1.231          1.278            71,969
                                                          2004      1.145          1.231                --
                                                          2003      1.000          1.145                --

  LMPVET ClearBridge Variable Mid Cap Core Subaccount
  (Class I) (5/01)......................................  2011      1.529          1.432            32,670
                                                          2010      1.281          1.529            36,602
                                                          2009      0.967          1.281            47,656
                                                          2008      1.533          0.967            49,524
                                                          2007      1.469          1.533            55,064
                                                          2006      1.313          1.469            65,460
                                                          2005      1.244          1.313            69,718
                                                          2004      1.156          1.244                --
                                                          2003      1.000          1.156                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (11/05)..........................  2011      1.194          1.180            44,044
                                                          2010      0.979          1.194            56,122
                                                          2009      0.704          0.979            60,465
                                                          2008      1.218          0.704            63,389
                                                          2007      1.137          1.218            63,420
                                                          2006      1.035          1.137            33,069
                                                          2005      1.000          1.035            42,669

  LMPVET Multiple Discipline Subaccount-Large Cap Growth
  and Value (5/04)......................................  2007      1.140          1.151                --
                                                          2006      1.042          1.140            33,081
                                                          2005      1.033          1.042            33,131
                                                          2004      1.000          1.033                --

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate Income
  Subaccount (5/04).....................................  2011      0.924          0.910                --
                                                          2010      0.869          0.924            11,311
                                                          2009      0.759          0.869            10,993
                                                          2008      0.989          0.759            17,355
                                                          2007      1.001          0.989            18,778
                                                          2006      0.987          1.001            22,012
                                                          2005      0.989          0.987            23,567
                                                          2004      1.000          0.989                --

  LMPVIT Western Asset Variable Global High Yield Bond
  Subaccount (Class I) (11/05)..........................  2011      1.214          1.203                --
                                                          2010      1.084          1.214                --
                                                          2009      0.715          1.084                --
                                                          2008      1.061          0.715                --
                                                          2007      1.090          1.061                --
                                                          2006      1.011          1.090             8,785
                                                          2005      1.000          1.011                --

  LMPVIT Western Asset Variable High Income Subaccount
  (8/98)................................................  2011      1.509          1.506            12,281
                                                          2010      1.328          1.509            13,470
                                                          2009      0.852          1.328            22,731
                                                          2008      1.250          0.852            26,962
                                                          2007      1.279          1.250            27,376
                                                          2006      1.183          1.279            32,581
                                                          2005      1.183          1.183            54,377
                                                          2004      1.099          1.183                --
                                                          2003      1.000          1.099                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Money Market Subaccount
  (9/98)................................................  2010      0.994          0.985                --
                                                          2009      1.018          0.994           267,809
                                                          2008      1.018          1.018           366,440
                                                          2007      0.996          1.018           162,293
                                                          2006      0.977          0.996           146,911
                                                          2005      0.975          0.977           206,774
                                                          2004      0.992          0.975                --
                                                          2003      1.000          0.992                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)......................................  2007      1.560          1.660                --
                                                          2006      1.419          1.560            49,460
                                                          2005      1.388          1.419            49,579
                                                          2004      1.232          1.388                --
                                                          2003      1.000          1.232                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (5/01)............  2007      1.438          1.503                --
                                                          2006      1.249          1.438                --
                                                          2005      1.232          1.249                --
                                                          2004      1.168          1.232                --
                                                          2003      1.000          1.168                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03)................................................  2007      1.436          1.488                --
                                                          2006      1.257          1.436           189,416
                                                          2005      1.249          1.257           218,534
                                                          2004      1.138          1.249                --
                                                          2003      1.000          1.138                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)................................................  2007      1.608          1.766                --
                                                          2006      1.470          1.608           203,467
                                                          2005      1.394          1.470           219,601
                                                          2004      1.153          1.394                --
                                                          2003      1.000          1.153                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
  (4/06)................................................  2008      1.547          1.486                --
                                                          2007      1.497          1.547                --
                                                          2006      1.583          1.497                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)................................................  2011      1.501          1.499            55,786
                                                          2010      1.327          1.501            62,646
                                                          2009      0.925          1.327            94,455
                                                          2008      1.252          0.925           124,934
                                                          2007      1.252          1.252           140,434
                                                          2006      1.196          1.252           143,929

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06)................................................  2007      1.492          1.560                --
                                                          2006      1.419          1.492            50,964

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07)................................................  2011      1.204          1.176                (0)
                                                          2010      1.098          1.204                (0)
                                                          2009      0.945          1.098            13,671
                                                          2008      1.548          0.945            12,228
                                                          2007      1.547          1.548            12,070

  MIST Clarion Global Real Estate Subaccount (Class A)
  (4/07)................................................  2011      1.413          1.304            42,479
                                                          2010      1.247          1.413            69,453
                                                          2009      0.947          1.247           119,084
                                                          2008      1.663          0.947           111,333
                                                          2007      2.039          1.663           117,447

  MIST Clarion Global Real Estate Subaccount (Class B)
  (11/05)...............................................  2011      1.006          0.925            35,015
                                                          2010      0.889          1.006            34,549
                                                          2009      0.677          0.889            36,243
                                                          2008      1.192          0.677            32,633
                                                          2007      1.439          1.192            24,725
                                                          2006      1.074          1.439            28,073
                                                          2005      1.000          1.074             7,000

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06)................................................  2011      1.371          1.201            26,284
                                                          2010      1.177          1.371            29,657
                                                          2009      0.936          1.177            39,096
                                                          2008      1.285          0.936            45,839
                                                          2007      1.332          1.285            52,971
                                                          2006      1.258          1.332            58,632

  MIST Harris Oakmark International Subaccount (Class A)
  (4/06) *..............................................  2011      1.675          1.404            42,491
                                                          2010      1.474          1.675            52,714
                                                          2009      0.973          1.474            94,596
                                                          2008      1.684          0.973            91,511
                                                          2007      1.744          1.684            89,624
                                                          2006      1.593          1.744           140,255

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06)................................................  2011      1.342          1.297            42,611
                                                          2010      1.089          1.342            45,695
                                                          2009      0.833          1.089            47,350
                                                          2008      1.393          0.833            55,592
                                                          2007      1.283          1.393            50,809
                                                          2006      1.302          1.283            66,896

  MIST Janus Forty Subaccount (Class A) (4/06)..........  2011      1.227          1.108            70,831
                                                          2010      1.148          1.227            66,087
                                                          2009      0.823          1.148            50,442
                                                          2008      1.453          0.823            44,050
                                                          2007      1.143          1.453            36,080
                                                          2006      1.122          1.143            11,015

  MIST Lazard Mid Cap Subaccount (Class B) (4/07).......  2011      1.087          1.004            91,603
                                                          2010      0.908          1.087            98,256
                                                          2009      0.682          0.908           140,031
                                                          2008      1.134          0.682           145,004
                                                          2007      1.288          1.134           148,865

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (5/11)...........................  2011      0.654          0.588           117,177

  MIST Legg Mason Value Equity Subaccount (Class B)
  (11/05)...............................................  2011      0.617          0.654                --
                                                          2010      0.590          0.617           113,070
                                                          2009      0.439          0.590           107,071
                                                          2008      0.993          0.439           105,483
                                                          2007      1.084          0.993            86,102
                                                          2006      1.043          1.084           201,911
                                                          2005      1.000          1.043           201,548

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (11/05)...............................................  2011      0.996          0.935           160,249
                                                          2010      0.815          0.996           179,494
                                                          2009      0.661          0.815           200,768
                                                          2008      1.108          0.661           274,968
                                                          2007      1.130          1.108           305,673
                                                          2006      1.034          1.130            50,831
                                                          2005      1.000          1.034            39,500

  MIST Met/AIM Capital Appreciation Subaccount (Class A)
  (4/06)................................................  2009      0.791          0.750                --
                                                          2008      1.416          0.791             9,059
                                                          2007      1.299          1.416             8,567
                                                          2006      1.324          1.299                --

  MIST Met/Eaton Vance Floating Rate Subaccount (Class
  B) (5/10).............................................  2011      1.014          1.008             8,336
                                                          2010      1.000          1.014             5,914

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Met/Franklin Mutual Shares Subaccount (Class B)
  (4/08)................................................  2011      0.862          0.835                --
                                                          2010      0.797          0.862                --
                                                          2009      0.655          0.797                --
                                                          2008      1.000          0.655                --

  MIST Met/Templeton Growth Subaccount (Class B)
  (5/10)................................................  2011      0.940          0.854            88,923
                                                          2010      0.905          0.940            87,610

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  A) (4/07).............................................  2011      2.689          2.138                --
                                                          2010      2.226          2.689                --
                                                          2009      1.350          2.226                --
                                                          2008      3.107          1.350                --
                                                          2007      2.482          3.107                --

  MIST MFS(R) Emerging Markets Equity Subaccount (Class
  B) (11/08)............................................  2011      2.789          2.209            72,645
                                                          2010      2.315          2.789            78,589
                                                          2009      1.406          2.315            97,090
                                                          2008      1.282          1.406                --

  MIST MFS(R) Research International Subaccount (Class
  B) (11/05)............................................  2011      1.127          0.980            21,036
                                                          2010      1.038          1.127            20,359
                                                          2009      0.810          1.038            19,211
                                                          2008      1.442          0.810            18,009
                                                          2007      1.307          1.442            14,411
                                                          2006      1.059          1.307            15,128
                                                          2005      1.000          1.059            15,823

  MIST Morgan Stanley Mid Cap Growth Subaccount (Class
  B) (11/05) *..........................................  2011      1.341          1.216            31,318
                                                          2010      1.042          1.341            33,224
                                                          2009      0.680          1.042            39,343
                                                          2008      1.311          0.680            34,798
                                                          2007      1.090          1.311            32,338
                                                          2006      1.032          1.090            62,018
                                                          2005      1.000          1.032            44,340

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  A) (4/07).............................................  2011      1.150          1.249            94,405
                                                          2010      1.092          1.150           105,936
                                                          2009      0.947          1.092           176,698
                                                          2008      1.041          0.947           204,759
                                                          2007      0.990          1.041           281,731

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount (Class
  B) (11/05)............................................  2011      1.155          1.251            60,019
                                                          2010      1.100          1.155            58,147
                                                          2009      0.957          1.100            19,012
                                                          2008      1.055          0.957            12,617
                                                          2007      0.977          1.055            25,444
                                                          2006      0.999          0.977            73,018
                                                          2005      1.000          0.999           116,741

  MIST PIMCO Total Return Subaccount (Class B) (11/05)..  2011      1.279          1.286           466,265
                                                          2010      1.213          1.279           587,485
                                                          2009      1.055          1.213           657,290
                                                          2008      1.079          1.055           110,623
                                                          2007      1.029          1.079            86,100
                                                          2006      1.011          1.029           174,731
                                                          2005      1.000          1.011           130,054

  MIST Pioneer Fund Subaccount (Class A) (4/06).........  2011      1.300          1.209             8,972
                                                          2010      1.148          1.300            11,997
                                                          2009      0.951          1.148            11,956
                                                          2008      1.453          0.951            11,264
                                                          2007      1.421          1.453            31,124
                                                          2006      1.330          1.421            31,038

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)................................................  2007      1.184          1.303                --
                                                          2006      1.133          1.184           188,335

  MIST Pioneer Strategic Income Subaccount (Class E)
  (5/09)................................................  2011      2.049          2.065            12,371
                                                          2010      1.877          2.049            11,497
                                                          2009      1.545          1.877            11,791

  MIST RCM Technology Subaccount (Class B) (5/11).......  2011      0.672          0.540                --

  MIST T. Rowe Price Large Cap Value Subaccount (Class
  B) (11/05)............................................  2011      0.969          0.906           239,847
                                                          2010      0.850          0.969           363,640
                                                          2009      0.736          0.850           476,346
                                                          2008      1.187          0.736           493,187
                                                          2007      1.175          1.187           530,699
                                                          2006      1.024          1.175           379,428
                                                          2005      1.000          1.024            32,456

  MIST T. Rowe Price Mid Cap Growth Subaccount (Class B)
  (5/09)................................................  2011      0.931          0.892            24,028
                                                          2010      0.748          0.931            14,325
                                                          2009      0.603          0.748                --

  MIST Third Avenue Small Cap Value Subaccount (Class A)
  (5/11)................................................  2011      1.881          1.573            36,285

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class B)
  (11/06)...............................................  2011      1.401          1.242            23,286
                                                          2010      1.199          1.401            36,172
                                                          2009      0.973          1.199            60,617
                                                          2008      1.424          0.973            93,282
                                                          2007      1.507          1.424           102,965
                                                          2006      1.477          1.507            51,517

  MIST Van Kampen Comstock Subaccount (Class B)
  (11/05)...............................................  2011      0.934          0.896             9,627
                                                          2010      0.834          0.934             9,387
                                                          2009      0.677          0.834             9,807
                                                          2008      1.084          0.677            10,458
                                                          2007      1.141          1.084            15,581
                                                          2006      1.009          1.141            19,805
                                                          2005      1.000          1.009            14,249

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class D)
  (4/06)................................................  2011      1.305          1.232            28,353
                                                          2010      1.163          1.305            66,354
                                                          2009      0.800          1.163           106,064
                                                          2008      1.513          0.800           108,059
                                                          2007      1.290          1.513           120,056
                                                          2006      1.330          1.290           163,424

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)................................................  2011      1.128          1.170           239,376
                                                          2010      1.070          1.128           278,385
                                                          2009      1.005          1.070           309,475
                                                          2008      1.070          1.005           379,187
                                                          2007      1.035          1.070           473,110
                                                          2006      1.004          1.035           583,882

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)......................................  2011      1.083          0.960            22,390
                                                          2010      0.927          1.083            31,613
                                                          2009      0.741          0.927            27,833

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10)................................................  2011      0.968          0.943           206,957
                                                          2010      0.985          0.968           196,303

  MSF Capital Guardian U.S. Equity Subaccount (Class A)
  (4/07)................................................  2009      0.621          0.611                --
                                                          2008      1.066          0.621                --
                                                          2007      1.133          1.066                --

  MSF Davis Venture Value Subaccount (Class A) (4/08)...  2011      1.119          1.046            70,186
                                                          2010      1.025          1.119            17,841
                                                          2009      0.797          1.025            18,261
                                                          2008      1.300          0.797             6,869

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06)..........  2009      0.694          0.722                --
                                                          2008      1.290          0.694            16,830
                                                          2007      1.274          1.290            13,444
                                                          2006      1.266          1.274            13,077

  MSF FI Value Leaders Subaccount (Class D) (4/06)......  2011      1.047          0.957            93,597
                                                          2010      0.939          1.047            94,743
                                                          2009      0.792          0.939           104,858
                                                          2008      1.333          0.792           113,869
                                                          2007      1.314          1.333           102,266
                                                          2006      1.290          1.314           122,822

  MSF Jennison Growth Subaccount (Class B) (4/08).......  2011      1.275          1.245             3,562
                                                          2010      1.175          1.275             3,782
                                                          2009      0.864          1.175             3,706
                                                          2008      1.314          0.864             8,752

  MSF Loomis Sayles Small Cap Core Subaccount (Class B)
  (5/09)................................................  2011      2.926          2.860               952
                                                          2010      2.360          2.926             1,156
                                                          2009      1.931          2.360                --

  MSF Met/Dimensional International Small Company
  Subaccount (Class B) (5/09)...........................  2011      1.680          1.371                --
                                                          2010      1.407          1.680                --
                                                          2009      1.065          1.407                --

  MSF MFS(R) Total Return Subaccount (Class F) (4/06)...  2011      1.045          1.041                --
                                                          2010      0.976          1.045                --
                                                          2009      0.847          0.976                --
                                                          2008      1.119          0.847                --
                                                          2007      1.102          1.119                --
                                                          2006      1.038          1.102                --

  MSF MFS(R) Value Subaccount (Class A) (4/06)..........  2011      1.393          1.369            44,096
                                                          2010      1.283          1.393            58,180
                                                          2009      1.090          1.283            58,432
                                                          2008      1.658          1.090            56,433
                                                          2007      1.582          1.658            62,088
                                                          2006      1.441          1.582            84,400

  MSF Neuberger Berman Genesis Subaccount (Class B)
  (5/11)................................................  2011      1.606          1.481                --

  MSF Neuberger Berman Mid Cap Value Subaccount (Class
  B) (5/10).............................................  2011      2.161          1.965                --
                                                          2010      2.030          2.161                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount (Class
  B) (4/06).............................................  2011      1.011          0.972           116,120
                                                          2010      0.889          1.011           128,969
                                                          2009      0.638          0.889           229,626
                                                          2008      1.129          0.638           240,080
                                                          2007      1.062          1.129           223,955
                                                          2006      0.998          1.062           244,576

  MSF T. Rowe Price Small Cap Growth Subaccount (Class
  B) (4/08) *...........................................  2011      1.225          1.211             4,521
                                                          2010      0.934          1.225             4,521
                                                          2009      0.691          0.934             5,530
                                                          2008      1.059          0.691             5,532

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *.........................  2011      1.106          1.139            12,631
                                                          2010      1.071          1.106            26,168
                                                          2009      1.052          1.071            51,378
                                                          2008      1.082          1.052            71,563
                                                          2007      1.063          1.082            88,774
                                                          2006      1.034          1.063           137,901

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/05).........................................  2007      0.970          0.986                --
                                                          2006      0.988          0.970           308,257
                                                          2005      1.000          0.988           358,612

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01).........................................  2009      1.142          1.176                --
                                                          2008      1.118          1.142           722,346
                                                          2007      1.055          1.118         1,014,007
                                                          2006      1.043          1.055         1,222,792
                                                          2005      1.045          1.043         1,442,823
                                                          2004      1.022          1.045                --
                                                          2003      1.000          1.022                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01)................................................  2008      1.432          1.324                --
                                                          2007      1.332          1.432                --
                                                          2006      1.231          1.332                --
                                                          2005      1.178          1.231                --
                                                          2004      1.124          1.178                --
                                                          2003      1.000          1.124                --

  Putnam VT International Equity Subaccount (Class IB)
  (5/01)................................................  2007      1.814          1.958                --
                                                          2006      1.458          1.814                --
                                                          2005      1.334          1.458                --
                                                          2004      1.178          1.334                --
                                                          2003      1.000          1.178                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)................................................  2007      1.809          1.925                --
                                                          2006      1.582          1.809            52,233
                                                          2005      1.517          1.582            63,729
                                                          2004      1.234          1.517                --
                                                          2003      1.000          1.234                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount (8/98)..  2006      1.247          1.324                --
                                                          2005      1.177          1.247                --
                                                          2004      1.134          1.177                --
                                                          2003      1.000          1.134                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98)................................................  2006      1.454          1.583                --
                                                          2005      1.327          1.454                --
                                                          2004      1.170          1.327                --
                                                          2003      1.000          1.170                --

  Travelers Equity Income Subaccount (5/03).............  2006      1.232          1.290                --
                                                          2005      1.210          1.232           119,141
                                                          2004      1.130          1.210                --
                                                          2003      1.000          1.130                --

  Travelers Federated High Yield Subaccount (5/02)......  2006      1.170          1.196                --
                                                          2005      1.171          1.170           150,031
                                                          2004      1.089          1.171                --
                                                          2003      1.000          1.089                --

  Travelers Large Cap Subaccount (8/98).................  2006      1.232          1.266                --
                                                          2005      1.164          1.232            12,665
                                                          2004      1.121          1.164                --
                                                          2003      1.000          1.121                --

  Travelers Managed Income Subaccount (7/98)............  2006      1.017          1.004                --
                                                          2005      1.029          1.017           628,149
                                                          2004      1.027          1.029                --
                                                          2003      1.000          1.027                --

  Travelers Mercury Large Cap Core Subaccount (11/98)...  2006      1.341          1.419                --
                                                          2005      1.228          1.341            55,880
                                                          2004      1.087          1.228                --
                                                          2003      1.000          1.087                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00).....  2006      1.261          1.330                --
                                                          2005      1.256          1.261           170,796
                                                          2004      1.130          1.256                --
                                                          2003      1.000          1.130                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/05)......  2006      1.009          1.038                --
                                                          2005      1.000          1.009                --

  Travelers MFS(R) Value Subaccount (11/98).............  2006      1.338          1.441                --
                                                          2005      1.290          1.338           108,606
                                                          2004      1.141          1.290                --
                                                          2003      1.000          1.141                --

  Travelers Mondrian International Stock Subaccount
  (7/98)................................................  2006      1.392          1.593                --
                                                          2005      1.304          1.392           144,628
                                                          2004      1.156          1.304                --
                                                          2003      1.000          1.156                --

  Travelers Pioneer Fund Subaccount (5/03)..............  2006      1.258          1.330                --
                                                          2005      1.218          1.258            32,151
                                                          2004      1.125          1.218                --
                                                          2003      1.000          1.125                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05).....  2006      1.080          1.133                --
                                                          2005      1.000          1.080           183,734

  Travelers Strategic Equity Subaccount (5/01)..........  2006      1.190          1.238                --
                                                          2005      1.197          1.190             6,375
                                                          2004      1.114          1.197                --
                                                          2003      1.000          1.114                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05).....................................  2006      1.134          1.302                --
                                                          2005      1.000          1.134            73,246

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05).....................................  2006      1.100          1.258                --
                                                          2005      1.000          1.100            56,603

  Travelers U.S. Government Securities Subaccount
  (8/98)................................................  2006      1.076          1.034                --
                                                          2005      1.058          1.076           203,365
                                                          2004      1.023          1.058                --
                                                          2003      1.000          1.023                --

                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                 BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                            YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                            ----  -------------  -------------  ---------------

Wells Fargo Variable Trust
  Wells Fargo VT Small Cap Value Subaccount (11/98).....  2011      1.623          1.467                --
                                                          2010      1.421          1.623                --
                                                          2009      0.910          1.421                --
                                                          2008      1.685          0.910                --
                                                          2007      1.742          1.685                --
                                                          2006      1.545          1.742                --
                                                          2005      1.361          1.545                --
                                                          2004      1.196          1.361                --
                                                          2003      1.000          1.196                --




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Portfolios II- Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust- BlackRock Large Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 11/10/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio -- Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Delaware VIP(R) Trust-Delaware VIP(R) Small Cap Value Series was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio -- Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio -- Class B and is no longer available as a funding option.

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                                   APPENDIX B

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                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.

UNDERLYING FUND NAME CHANGE

          FORMER UNDERLYING FUND NAME                      NEW UNDERLYING FUND NAME
----------------------------------------------  ----------------------------------------------
METROPOLITAN SERIES FUND                        METROPOLITAN SERIES FUND
  Neuberger Berman Mid Cap Value Portfolio        Lord Abbett Mid Cap Value Portfolio


UNDERLYING FUND MERGERS

The following former Underlying Funds were merged with and into the new Underlying Funds.

         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
METROPOLITAN SERIES FUND                        MET INVESTORS SERIES TRUST
  Lord Abbett Mid Cap Value Portfolio           Lord Abbett Mid Cap Value Portfolio

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                                   APPENDIX C

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               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 30, 2012 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.

Name: -------------------------------------------------

Address: ----------------------------------------------

MIC-Book-20


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